Financial Instruments and Fair Value Disclosures (Tables)	6 Months Ended
Jun. 30, 2026
Financial Instruments and Fair Value Disclosures [Abstract]
Investment in Debt Securities
The fair value of the Company’s investment in debt securities at June 30, 2026 is as follows:

	Carrying amount	Fair value
Held to maturity debt securities	$2,753,103	$2,771,970
Trading debt securities	558,752	558,752
Total	$3,311,855	$3,330,722

Derivative Contracts Measured on Recurring Basis
The Company enters into forward and options agreements to hedge against foreign currency risks. Furthermore, the Company entered into interest rate swaps to mitigate the interest rate risk arising from variable interest rates on long-term debt. As of December 31, 2025 and June 30, 2026, derivatives can be analyzed as follows:

		Period ended June 30, 2026
		Derivatives assets		Derivatives liabilities
	Location	Fair value	Nominal value	Fair value	Nominal value
Hedge accounting
Foreign exchange forwards & options	Current	$—	$—	$83,669	$5,825,450
Economic hedging
Foreign exchange forwards & options	Current	466,748	14,257,402	529,202	20,182,352
Interest rate swaps	Non-current assets	572,093	11,779,089	—	—
Total		$1,038,841	$26,036,491	$612,871	$26,007,802

		Year ended December 31, 2025
		Derivatives assets		Derivatives liabilities
	Location	Fair value	Nominal value	Fair value	Nominal value
Hedge accounting
Foreign exchange forwards & options	Current	$235,260	$8,214,496	$—	$—
Economic hedging
Foreign exchange forwards & options	Current	310,370	16,815,826	185,327	5,264,389
Interest rate swaps	Non-current assets	710,802	12,147,018	—	—
Total		$1,256,432	$37,177,340	$185,327	$5,264,389

Realized and Unrealized Gains and Losses
All of the derivative assets and liabilities are measured at fair value classified in Level 2 within the fair value hierarchy. Economic hedging refers to the use of derivatives to mitigate risk without applying hedge accounting. The amount reported in accumulated other comprehensive income at the reporting date will be reclassified into earnings within the next 12 months. During the six months ended June 30, 2025 and 2026, the following realized and unrealized gains and losses were recognized:

Realized and unrealized gains and losses	Period ended June 30, 2025	Period ended June 30, 2026
Realized gains and losses	$144,766	$168,834
Foreign exchange forwards & options	144,766	168,834
Unrealized gains and losses	44,584	51,253
Foreign exchange forwards & options	29,901	34,494
Interest rate swaps	14,682	16,759
Total gain/(loss)	$189,350	$220,087